Consolidated statement of cash flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Cash flows provided by (used in) operating activities
Net income	$ 1,212	$ 1,193	$ 1,182
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	261	402	338
Amortization and impairment	246	312	171
Stock options and restricted shares expense	3	2	4
Deferred income taxes	(93)	18
Losses (gains) from debt securities measured at FVOCI and amortized cost	(11)	(6)	(4)
Net losses (gains) on disposal of land, buildings and equipment	1
Other non-cash items, net	(68)	(39)	(184)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	(2,458)	(761)	827
Loans, net of repayments	(4,116)	(3,550)	(3,301)
Deposits, net of withdrawals	12,718	3,187	2,350
Obligations related to securities sold short	1,791	2,092	1,653
Accrued interest receivable	151	(93)	65
Accrued interest payable	(112)	120	(58)
Derivative assets	(1,356)	667	242
Derivative liabilities	252	(884)	2,328
Securities measured at FVTPL	(9,009)	2,704	(1,418)
Other assets and liabilities measured/designated at FVTPL	(1,050)	(417)	(138)
Current income taxes	1,242	13	(152)
Cash collateral on securities lent	(200)	(95)	(71)
Obligations related to securities sold under repurchase agreements	5,339	1,704	11,641
Cash collateral on securities borrowed	(2,964)	1,235	526
Securities purchased under resale agreements	(807)	(3,597)	(7,883)
Other, net	(297)	1,765	(2,302)
Cash flows provided by (used in) operating activities	675	5,972	5,816
Cash flows provided by (used in) financing activities
Redemption/repurchase/maturity of subordinated indebtedness		(1,000)
Issue of preferred shares, net of issuance cost			321
Issue of common shares for cash	83	43	38
Purchase of common shares for cancellation	(165)	(109)
Net sale (purchase) of treasury shares	1	(1)	3
Dividends paid	(636)	(623)	(569)
Repayment of lease liabilities	(75)
Cash flows provided by (used in) financing activities	(792)	(1,690)	(207)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(9,821)	(12,619)	(11,224)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	3,757	2,640	3,755
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	7,145	5,730	1,627
Cash used in acquisitions, net of cash acquired		(25)
Net sale (purchase) of land, buildings and equipment	(62)	(106)	(55)
Cash flows provided by (used in) investing activities	1,019	(4,380)	(5,897)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	12	(3)	(4)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period	914	(101)	(292)
Cash and non-interest-bearing deposits with banks at beginning of period	3,840	3,941	4,380
Cash and non-interest-bearing deposits with banks at end of period	4,754	3,840	4,088
Cash interest paid	2,533	2,356	2,586
Cash interest received	5,139	4,978	5,019
Cash dividends received	194	206	170
Cash income taxes paid (received)	$ (832)	$ 308	$ 437